Offerings - Offering: 1	Jan. 10, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Series 2025A 6.50% Junior Subordinated Notes due March 15, 2085
Maximum Aggregate Offering Price	$ 575,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 88,032.50
Offering Note	(1) This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in The Southern Company's Registration Statement on Form S-3 (File No. 333-277138) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. (2) Includes $75,000,000 principal amount of Series 2025A 6.50% Junior Subordinated Notes due March 15, 2085 which the underwriters have the option to purchase to cover over-allotments, if any.